Convertible Promissory Note (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Principal	$ 12,789	$ 14,892	$ 15,047
Convertible promissory notes, net of discount			2,863
Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Principal			5,500
Accrued interest			27
Unamortized discount			(2,664)
Convertible promissory notes, net of discount			$ 2,863